Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Claw-back Policies

The Company has implemented an Incentive Compensation Recovery policy for executive officers in compliance with Section 10D of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Rule 10D-1 promulgated under the Exchange Act and Nasdaq Listing Rule 5608, which requires the Company to recoup incentive compensation from executive officers in the event of a financial restatement. Pursuant to the Corporate Governance Guidelines, the Company’s Claw-back Policy also applies to all officers and employees. Under the revised guidelines, if any officer or employee of the Company engages in any of the following:

●	Fraud or intentional misconduct that causes the Company to restate its financial statements,

●	Sexual harassment, or

●	Detrimental conduct by such officer or employee that causes material financial or reputational harm,

then the Company will have the discretion, at the direction of the Compensation Committee after it has considered the costs and benefits of doing so, and to the extent permitted by applicable law, to take any or all of the following actions, as determined by the Compensation Committee in its discretion, regarding any incentive compensation (including any equity compensation) awarded or paid to such officer or employee:

●	Require such officer or employee to reimburse the Company for all or a portion of such incentive compensation,

●	Cancel all or a portion of such incentive compensation, or

●	Take other remedial and recovery action.